Long-Term Debt (Detail) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2012 7.250% Notes due in May 2019 CAD		Dec. 31, 2011 7.250% Notes due in May 2019 CAD		Dec. 31, 2012 5.100% 10-year Medium Term Notes (A) CAD		Dec. 31, 2011 5.100% 10-year Medium Term Notes (A) CAD		Dec. 31, 2012 5.950% 30-year Notes (A) CAD		Dec. 31, 2011 5.950% 30-year Notes (A) CAD		Dec. 31, 2012 4.28% Senior Secured Notes CAD		Dec. 31, 2012 6.500% 10-year Notes (A) CAD		Dec. 31, 2011 6.500% 10-year Notes (A) CAD		Dec. 31, 2012 6.250% 10-year Medium-term Notes [A] CAD		Dec. 31, 2011 6.250% 10-year Medium-term Notes [A] CAD		Dec. 31, 2012 9.450% 30-year Debentures (A) CAD		Dec. 31, 2011 9.450% 30-year Debentures (A) CAD		Dec. 31, 2012 4.50% 10-year Notes (A) CAD		Dec. 31, 2011 4.50% 10-year Notes (A) CAD		Dec. 31, 2012 4.450% 30 -year Notes (A) CAD		Dec. 31, 2011 4.450% 30 -year Notes (A) CAD		Dec. 31, 2012 7.125% 30-year Debentures (A) CAD		Dec. 31, 2011 7.125% 30-year Debentures (A) CAD		Dec. 31, 2012 5.750% 30-year Debentures (A) CAD		Dec. 31, 2011 5.750% 30-year Debentures (A) CAD		Dec. 31, 2012 6.450% 30-year Notes (A) CAD		Dec. 31, 2011 6.450% 30-year Notes (A) CAD		Dec. 31, 2012 5.750% 30-year Medium Term Notes CAD		Dec. 31, 2011 5.750% 30-year Medium Term Notes CAD		Dec. 31, 2012 Secured Equipment Loan (B) CAD		Dec. 31, 2011 Secured Equipment Loan (B) CAD		Dec. 31, 2012 5.41% Senior Secured Notes (C) CAD		Dec. 31, 2011 5.41% Senior Secured Notes (C) CAD		Dec. 31, 2012 6.91% Secured Equipment Notes (D) CAD		Dec. 31, 2011 6.91% Secured Equipment Notes (D) CAD		Dec. 31, 2012 5.57% Senior Secured Notes (E) CAD		Dec. 31, 2011 5.57% Senior Secured Notes (E) CAD		Dec. 31, 2012 7.49% Equipment Trust Certificate (F) CAD		Dec. 31, 2011 7.49% Equipment Trust Certificate (F) CAD		Dec. 31, 2012 3.88% Senior Secured Notes Series A & B(G) CAD		Dec. 31, 2011 3.88% Senior Secured Notes Series A & B(G) CAD		Dec. 31, 2012 Other long-term loans (nil% - 5.50%) CAD	Dec. 31, 2011 Other long-term loans (nil% - 5.50%) CAD	Dec. 31, 2012 Obligations under capital leases (4.90% - 6.99%) (I) CAD		Dec. 31, 2011 Obligations under capital leases (4.90% - 6.99%) (I) CAD		Dec. 31, 2012 Obligations under capital leases (12.77%) (I) CAD		Dec. 31, 2011 Obligations under capital leases (12.77%) (I) CAD		Dec. 31, 2012 Total Long-term debt before perpetual consolidated debenture stock CAD	Dec. 31, 2011 Total Long-term debt before perpetual consolidated debenture stock CAD	Dec. 31, 2012 Perpetual 4% Consolidated Debenture Stock (USD) (I) CAD		Dec. 31, 2011 Perpetual 4% Consolidated Debenture Stock (USD) (I) CAD		Dec. 31, 2012 Perpetual 4% Consolidated Debenture Stock (GB) (I) CAD		Dec. 31, 2011 Perpetual 4% Consolidated Debenture Stock (GB) (I) CAD
Debt Instrument [Line Items]
Maturity					2019-05	[1]			2022-01	[1]			2037-05	[1]			2027-03	[2]	2018-05	[1]			2018-06	[1]			2021-08	[1]			2022-01	[1]			2023-03	[1]			2031-10	[1]			2033-03	[1]			2039-11	[1]			2042-01	[1]			2015-08	[3]			2024-03	[4]			2024-10	[5]			2024-12	[6]			2021-01	[7]			2026-12										2031-01	[8]
Maturity earliest																																																																											2026-10	[9]			2014-01		2013-01	[8]
Maturity latest																																																																											2026-12	[9]			2025-01		2026-01	[8]
Currency in which payable					US$	[1]			CDN$	[1]			US$	[1]			US$	[2]	US$	[1]			CDN$	[1]			US$	[1]			US$	[1]			US$	[1]			US$	[1]			US$	[1]			CDN$	[1]			US$	[1]			CDN$	[3]			US$	[4]			CDN$	[5]			US$	[6]			US$	[7]			US$	[9]			US$		US$	[8]			CDN$	[8]					US$	[10]			GB	[10]
Long-term debt and capital lease obligation current and non-current	$ 3,538	4,690	$ 3,508	4,745	347	[1]	355	[1]	125	[1]	125	[1]	440	[1]	450	[1]	70	[2]	273	[1]	279	[1]	374	[1]	373	[1]	249	[1]	254	[1]	244	[1]	250	[1]	347	[1]	354	[1]	348	[1]	356	[1]	241	[1]	246	[1]	400	[1]	400	[1]	243	[1]	248	[1]	98	[3]	116	[3]	113	[4]	120	[4]	176	[5]	186	[5]	60	[6]	63	[6]	96	[7]	102	[7]	134	[9]	141	[9]	2	2	271	[8]	285	[8]	3	[8]	3	[8]	4,654	4,708	30	[10]	31	[10]	6	[10]	6	[10]
Less: Long-term debt maturing within one year		54		50
Total Long-term debt		4,636		4,695

[1]	These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.
[2]	During 2012, the Company issued US$71 million 4.28% Senior Secured Notes due in 2027 for net proceeds of $71 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $70 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including March 2027. Final repayment of the remaining principal of US$35 million is due in March 2027.
[3]	The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $29 million at December 31, 2012, which reflects an asset impairment charge taken in the fourth quarter of 2012 (Note 3). The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers' Acceptance rates) plus 53 basis points (2012 - 1.97%; 2011 - 1.94%; 2010 - 1.39%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.
[4]	The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $147 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.
[5]	The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $146 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.
[6]	The 5.57% Senior Secured Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $67 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$31 million is due in December 2024.
[7]	The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $101 million at December 31, 2012. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.
[8]	At December 31, 2012, capital lease obligations included in long-term debt were as follows: (in millions of Canadian dollars) Year Capital leases Minimum lease payments in: 2013 $ 27 2014 160 2015 13 2016 14 2017 12 Thereafter 164 Total minimum lease payments 390 Less: Imputed interest (116) Present value of minimum lease payments 274 Less: Current portion (8) Long-term portion of capital lease obligations $ 266 During the year the Company had no additions to property, plant and equipment under capital lease obligations (2011 - $nil; 2010 - $1 million). The carrying value of the assets collateralizing the capital lease obligations was $332 million at December 31, 2012.
[9]	During 2011, the Company issued US$139 million 3.88% Series A and B Senior Secured Notes due in 2026 for net proceeds of $139 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $135 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2026. Final repayment of the remaining principal of US$69 million is due in the fourth quarter of 2026.
[10]	The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.